Subsequent issues (Tables)	12 Months Ended
Sep. 30, 2016
Subsequent issues
Schedule of Subsequent issues

Subsequent to September 30, 2016, the Company issued 17,719,454 shares of Common Stock valued at the time of issuance as follows:

Accrued compensation	$199,110
Accrued liability for legal services	150,000
Compensation for mining services	327,000
River North under the Purchase Agreement	324,724
$1,000,834